Quarterly Financial Data (Unaudited)	12 Months Ended
Sep. 28, 2012
Quarterly Financial Data (Unaudited)
16.	Quarterly Financial Data (Unaudited)

Summarized quarterly financial data for the years ended September 28, 2012 and September 30, 2011 is as follows ($ in millions, except per share data):

	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$795	$807	$814	$812
Gross profit	450	458	470	476
Net income	93	105	102	94
Net income per share(1):
Basic	$0.40	$0.45	$0.44	$0.41
Diluted	$0.39	$0.44	$0.43	$0.40

	2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$765	$768	$783	$794
Gross profit	437	438	450	444
Net income	86	94	103	93
Net income per share(1):
Basic	$0.37	$0.41	$0.44	$0.40
Diluted	$0.36	$0.40	$0.44	$0.39

(1)

The Separation was completed on September 28, 2012, and the Company issued 231 million shares of common stock. This initial share amount has been used to calculate earnings per share for all periods presented. See Note 13 for additional information on earnings per share.